22 Financial instruments - risk management (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets - amortised cost
Cash and cash equivalents	£ 7,546	£ 10,928	£ 2,343	£ 13,204
Trade receivables	95	22	89
Other receivables		2,625	469
Total financial assets	7,641	13,575	2,901
Financial liabilities - amortised cost
Trade payables	337	725	286
Other payables	26	13
Accruals	768	1,765	1,025
Borrowings	260	6,082	1,252
Total financial liabilities - amortised cost	1,391	8,585	2,563
Financial liabilities - fair value through profit and loss - current
Equity settled derivative financial liability	£ 1,559	£ 664